DESCRIPTION OF THE PLAN - Schedule of Employer Discretionary Contributions (Details) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Employer Contribution, Vesting Period One
EBP, Description of Plan [Line Items]
Years of Service	2 years
Vested Percentage	20.00%
EBP, Employer Contribution, Vesting Period Two
EBP, Description of Plan [Line Items]
Years of Service	3 years
Vested Percentage	40.00%
EBP, Employer Contribution, Vesting Period Three
EBP, Description of Plan [Line Items]
Years of Service	4 years
Vested Percentage	60.00%
EBP, Employer Contribution, Vesting Period Four
EBP, Description of Plan [Line Items]
Years of Service	5 years
Vested Percentage	80.00%
EBP, Employer Contribution, Vesting Period Five
EBP, Description of Plan [Line Items]
Years of Service	6 years
Vested Percentage	100.00%